Statutory and other information - Fees and emoluments - non-executive directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Share based compensation	€ 3,700	€ 4,500	€ 3,100
Total Directors' emoluments	11,300	13,400	10,700
Non-executive director
Disclosure of transactions between related parties [line items]
Fees	630	680	660
Share based compensation	150	290	270
Total Directors' emoluments	780	970	930
David Bonderman
Disclosure of transactions between related parties [line items]
Fees	100	100	100
Roisin Brennan
Disclosure of transactions between related parties [line items]
Fees	50	40
Michael Cawley
Disclosure of transactions between related parties [line items]
Fees	50	50	50
Emer Daly
Disclosure of transactions between related parties [line items]
Fees	50	50	20
Stan McCarthy
Disclosure of transactions between related parties [line items]
Fees	50	50	40
Charles McCreevy
Disclosure of transactions between related parties [line items]
Fees		30	50
Declan McKeon
Disclosure of transactions between related parties [line items]
Fees		30	50
Kyran McLaughlin
Disclosure of transactions between related parties [line items]
Fees	50	50	50
Howard Millar
Disclosure of transactions between related parties [line items]
Fees	50	50	50
Dick Milliken
Disclosure of transactions between related parties [line items]
Fees	50	50	50
Mike O Brien
Disclosure of transactions between related parties [line items]
Fees	80	80	80
Julie O Neill
Disclosure of transactions between related parties [line items]
Fees	50	50	50
James Osborne
Disclosure of transactions between related parties [line items]
Fees			20
Louise Phelan
Disclosure of transactions between related parties [line items]
Fees	€ 50	€ 50	€ 50